Expense Example {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-31 - Franklin U.S. Government Securities Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 462
3 years	650
5 years	854
10 years	1,441
Class A1
Expense Example:
1 year	453
3 years	620
5 years	802
10 years	1,327
Class C
Expense Example:
1 year	231
3 years	411
5 years	712
10 years	1,568
Class R
Expense Example:
1 year	116
3 years	364
5 years	632
10 years	1,397
Class R6
Expense Example:
1 year	54
3 years	174
5 years	305
10 years	688
Advisor Class
Expense Example:
1 year	65
3 years	207
5 years	361
10 years	$ 810